VIA EDGAR


September 7, 2006


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Variable Annuity Account Five ("Registrant")
     AIG SunAmerica Life Assurance Company ("Depositor")
     Seasons Preferred Solution Variable Annuity
     File No. 333-134870 and 811-07727


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated September 5, 2006 for Registrant on behalf of the Seasons Preferred Solution Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment
No. 1 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on September 1, 2006, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6259.


Very truly yours,


/s/ Helena Lee
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Helena Lee
Staff Counsel